Financial assets and liabilities - Summary of Valuation Processes of Contingent Consideration at Fair Value (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Jun. 30, 2022
Disclosure Of Financial Assets And Liabilities [Abstract]
Fair value of cash or stock payable, dependent on achievement of future late-stage clinical or regulatory targets	$ 17,877	$ 17,827
Fair value of royalty payments from commercialization of the intellectual property acquired	786	5,457
Contingent Consideration	$ 18,663	$ 23,284